Acquisitions - Schedule of Purchase Price Allocation (Details) - EUR (€)	Dec. 31, 2023	Jul. 31, 2023
Net Tangible Assets
Net working capital	€ (77,113)	€ (985,661)
Fixed assets		222,287
Amounts due to related parties	(88,912)
Total tangible asset allocation	(166,025)	(1,269,642)
Broadcasting rights	75,000
Advertising relationships		235,000
Brand	710,000	1,775,000
Season ticketholder relationships		200,000
Player contracts	130,000	285,000
Stadium lease		620,000
Total identifiable intangible assets	915,000	3,115,000
Implied goodwill	75,469	22,022
Business Enterprise Value (BEV)	824,444	2,012,380
Deduct: Debt		(364,341)
Less: Non-controlling interest	(82,444)	(807,539)
Total Purchase Price (Equity Basis)	742,000	840,500
Current assets		323,081
Current liabilities minus short term debt		1,308,742
Financial assets		122,150
Other liabilities		(628,418)
Identifiable Intangible Assets
Broadcasting rights	75,000
Advertising relationships		235,000
Brand	710,000	1,775,000
Season ticketholder relationships		200,000
Player contracts	130,000	285,000
Stadium lease		620,000
Total identifiable intangible assets	915,000	3,115,000
Implied goodwill	€ 75,469	22,022
Assembled workforce		145,000
Total economic goodwill		167,022
Total Purchase Consideration (Equity Basis)		€ 1,648,039